Revenue (Details) - Schedule of revenue disaggregated by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,249	$ 332
% of Revenue	100.00%	100.00%
Other, Revenue	$ 83	$ 9
Other, % of Revenue	3.70%	2.70%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	$ 63	$ 105
% of Revenue	2.80%	31.60%
SWEDEN
Disaggregation of Revenue [Line Items]
Revenue	$ 928
% of Revenue	41.20%
GERMANY
Disaggregation of Revenue [Line Items]
Revenue	$ 351	$ 80
% of Revenue	15.60%	24.10%
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue	$ 34	$ 69
% of Revenue	1.50%	20.80%
CHINA
Disaggregation of Revenue [Line Items]
Revenue	$ 702	$ 35
% of Revenue	31.20%	10.60%
SWITZERLAND
Disaggregation of Revenue [Line Items]
Revenue	$ 53
% of Revenue	2.40%
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	$ 35	$ 34
% of Revenue	1.60%	10.20%